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                                     [logo]

                                MERRIMAC SERIES
                                 Annual Report
                               December 31, 2001

[LOGO]

January 31, 2002

Dear Shareholder:

We are pleased to provide you with the 2001 Annual Report of the Merrimac Series. The funds are part of a master-feeder structure under which each fund invests its assets in a master portfolio having identical investment objectives. The fund structure is described further in the footnotes to the enclosed financial statements.

In April 2001, Merrimac Municipal Series began operations, becoming the fifth institutional money market fund with Merrimac Series. ABN AMRO Asset Management
(USA) LLC serves as the sub-adviser to the related master portfolio, joining Allmerica Asset Management, Inc. and M&I Investment Management Corp. as the sub-advisers of the Merrimac money market funds.

The Federal Reserve Open Market Committee opened the year 2001 with a surprise meeting to lower the short-term interest rate and followed that action with ten more rate reductions over the course of the year. The first committee action of 2002, a decision to make no rate adjustment, was seen as a positive sign that the recessionary economy may finally be responding to the Fed actions.

Our new web site, www.merrimacmutualfunds.com, has recently been established. You are encouraged to visit the site for current information on our funds.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you.

Very truly yours,

/s/ Paul J. Jasinski

Paul J. Jasinski
President

                                MERRIMAC SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                CASH          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                               SERIES          SERIES          SERIES          SERIES           SERIES
                           --------------  --------------  --------------  ---------------  --------------
ASSETS
    Investment in
      corresponding
      Portfolio at value
      (Note 1)              $3,819,110,161    $  586,492,696    $  235,596,107    $  480,606,958    $  124,726,118
    Deferred organization
      expense (Note 1)               3,908             3,168              --                --                --
    Prepaid expenses                14,531            16,270            15,656             8,242             7,614
                            --------------    --------------    --------------    --------------    --------------
        Total assets         3,819,128,600       586,512,134       235,611,763       480,615,200       124,733,732
                            --------------    --------------    --------------    --------------    --------------
LIABILITIES
    Distributions payable
      to shareholders            6,562,024           870,801           307,221           787,050           112,604
    Accrued expenses               960,885           369,011           198,007           538,793           177,896
                            --------------    --------------    --------------    --------------    --------------
        Total liabilities        7,522,909         1,239,812           505,228         1,325,843           290,500
                            --------------    --------------    --------------    --------------    --------------
NET ASSETS                  $3,811,605,691    $  585,272,322    $  235,106,535    $  479,289,357    $  124,443,232
                            ==============    ==============    ==============    ==============    ==============
NET ASSETS CONSIST OF:
    Paid in capital         $3,811,567,452    $  585,252,637    $  235,106,601    $  478,950,996    $  124,443,232
    Accumulated net
      realized gain
      (loss) on
      investments                   38,239            18,416               (66)          338,361              --
    Undistributed net
      investment income               --               1,269              --                --                --
                            --------------    --------------    --------------    --------------    --------------
        Total net assets    $3,811,605,691    $  585,272,322    $  235,106,535    $  479,289,357    $  124,443,232
                            ==============    ==============    ==============    ==============    ==============
TOTAL NET ASSETS
    Premium Class           $3,206,215,667    $  113,891,826    $   23,059,277    $   11,384,737    $        5,068
                            ==============    ==============    ==============    ==============    ==============
    Reserve Class           $        5,000    $        5,000    $        5,000    $        5,004    $        5,000
                            ==============    ==============    ==============    ==============    ==============
    Institutional Class     $  308,826,724    $  366,117,793    $  155,203,181    $  135,055,756    $        5,061
                            ==============    ==============    ==============    ==============    ==============
    Adviser Class           $        5,000    $        5,000    $        5,000    $        5,004    $        5,000
                            ==============    ==============    ==============    ==============    ==============
    Investment Class        $  296,553,300    $  105,252,703    $   56,834,077    $  332,838,856    $  124,423,103
                            ==============    ==============    ==============    ==============    ==============
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING
    Premium Class            3,206,180,382       113,887,385        23,059,283        11,376,626             5,068
                            ==============    ==============    ==============    ==============    ==============
    Reserve Class                    5,000             5,000             5,000             5,000             5,000
                            ==============    ==============    ==============    ==============    ==============
    Institutional Class        308,823,325       366,103,516       155,203,225       134,959,534             5,061
                            ==============    ==============    ==============    ==============    ==============
    Adviser Class                    5,000             5,000             5,000             5,000             5,000
                            ==============    ==============    ==============    ==============    ==============
    Investment Class           296,550,036       105,248,597        56,834,093       332,601,720       124,423,103
                            ==============    ==============    ==============    ==============    ==============

NET ASSET VALUE, MAXIMUM
  OFFER AND REDEMPTION
  PRICE PER SHARE           $         1.00    $         1.00    $         1.00    $         1.00    $         1.00
                            ==============    ==============    ==============    ==============    ==============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                 CASH             TREASURY         TREASURY PLUS     U.S. GOVERNMENT       MUNICIPAL
                                SERIES             SERIES             SERIES             SERIES             SERIES
                           -----------------  -----------------  -----------------  -----------------  -----------------
                                                                                                        FOR THE PERIOD
                                                                                                        APRIL 19, 2001
                                                                                                       (COMMENCEMENT OF
                              YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED       OPERATIONS) TO
                           DECEMBER 31, 2001  DECEMBER 31, 2001  DECEMBER 31, 2001  DECEMBER 31, 2001  DECEMBER 31, 2001
                           -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME
  ALLOCATED FROM
  PORTFOLIO (NOTE 1)
    Interest and
      dividends            $    75,462,670    $    19,411,326    $    10,044,256    $    16,751,907    $     2,481,812
    Expenses                    (3,455,078)          (921,762)          (480,688)          (779,667)          (226,853)
                           ---------------    ---------------    ---------------    ---------------    ---------------
        Net investment
          income from
          Portfolio             72,007,592         18,489,564          9,563,568         15,972,240          2,254,959
                           ---------------    ---------------    ---------------    ---------------    ---------------
FUND EXPENSES
    Accounting, transfer
      agency, and
      administration fees
      (Note 4)                     196,151             51,353             26,176             43,164             10,661
    Audit                           24,792              5,999              6,514              9,203              5,228
    Legal                           11,856              3,599              2,606              3,681              4,357
    Printing                         5,650              6,599              6,514              5,522              5,228
    Amortization of
      organization
      expenses (Note 1)              2,641              2,141                 --                 --                 --
    Registration                   346,537             39,161              6,514             84,075             43,645
    Insurance                        3,390              2,400              2,606              2,761              1,743
    Trustees fees and
      expenses                       3,955              2,400              2,606              1,841              1,743
    Miscellaneous                    7,947              6,001              6,514              3,681              1,743
                           ---------------    ---------------    ---------------    ---------------    ---------------
        Total expenses
          common to all
          classes                  602,919            119,653             60,050            153,928             74,348
    Shareholder servicing
      fee-Institutional
      Class                        761,738            794,893            484,493            415,059                  8
    Shareholder servicing
      fee-Investment
      Class                        549,373            324,388             93,295            658,470            266,508
    Distribution
      fee-Investment
      Class                        219,750            129,756             37,317            263,387            106,603
                           ---------------    ---------------    ---------------    ---------------    ---------------
        Total expenses           2,133,780          1,368,690            675,155          1,490,844            447,467
                           ---------------    ---------------    ---------------    ---------------    ---------------

NET INVESTMENT INCOME           69,873,812         17,120,874          8,888,413         14,481,396          1,807,492
                           ---------------    ---------------    ---------------    ---------------    ---------------

NET REALIZED GAIN ON
  INVESTMENTS ALLOCATED
  FROM PORTFOLIO                    92,707             11,392                 --            341,751                 --
                           ---------------    ---------------    ---------------    ---------------    ---------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $    69,966,519    $    17,132,266    $     8,888,413    $    14,823,147    $     1,807,492
                           ===============    ===============    ===============    ===============    ===============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        CASH SERIES                           TREASURY SERIES
                           -------------------------------------   -------------------------------------

                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                             DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                 2001                2000                2001                2000
                           -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     69,873,812    $     23,973,813    $     17,120,874    $     14,373,470
    Net realized gain
      (loss) allocated
      from Portfolio                 92,707             (26,583)             11,392              10,656
                           ----------------    ----------------    ----------------    ----------------
        Net increase in
          net assets from
          operations             69,966,519          23,947,230          17,132,266          14,384,126
                           ----------------    ----------------    ----------------    ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class               (50,711,635)         (6,994,975)         (2,231,736)         (2,087,711)
    Reserve Class                        (4)                 --                  (4)                 --
    Institutional Class         (11,917,170)        (16,978,835)        (11,026,842)        (12,285,757)
    Adviser Class                        (4)                 --                  (3)                 --
    Investment Class             (7,244,999)                 (3)         (3,862,289)                 (2)
                           ----------------    ----------------    ----------------    ----------------
        Total dividends
          declared              (69,873,812)        (23,973,813)        (17,120,874)        (14,373,470)
                           ----------------    ----------------    ----------------    ----------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
      sold                   14,680,424,736       3,077,294,316       1,611,950,514         911,086,187
    Proceeds from
      dividends
      reinvested                  7,970,023           3,188,467             602,390                  --
    Payment for shares
      redeemed              (11,352,636,379)     (2,865,730,969)     (1,403,038,092)       (713,880,439)
                           ----------------    ----------------    ----------------    ----------------
        Net increase in
          net assets
          derived from
          share
          transactions        3,335,758,380         214,751,814         209,514,812         197,205,748
                           ----------------    ----------------    ----------------    ----------------

NET INCREASE IN NET
  ASSETS                      3,335,851,087         214,725,231         209,526,204         197,216,404
NET ASSETS
    Beginning of period         475,754,604         261,029,373         375,746,118         178,529,714
                           ----------------    ----------------    ----------------    ----------------
    End of period          $  3,811,605,691    $    475,754,604    $    585,272,322    $    375,746,118
                           ================    ================    ================    ================
Undistributed net
  investment income        $             --    $          3,709    $          1,269    $          1,269
                           ================    ================    ================    ================

                                   TREASURY PLUS SERIES                   U.S. GOVERNMENT SERIES             MUNICIPAL SERIES
                           -------------------------------------   -------------------------------------   --------------------
                                                                                                              APRIL 19, 2001
                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED         (COMMENCEMENT OF
                             DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,          OPERATIONS)
                                 2001                2000                2001                2000          TO DECEMBER 31, 2001
                           -----------------   -----------------   -----------------   -----------------   --------------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      8,888,413    $     13,976,553    $     14,481,396    $      8,135,160    $        1,807,492
    Net realized gain
      (loss) allocated
      from Portfolio                     --                  --             341,751              (1,280)                   --
                           ----------------    ----------------    ----------------    ----------------    ------------------
        Net increase in
          net assets from
          operations              8,888,413          13,976,553          14,823,147           8,133,880             1,807,492
                           ----------------    ----------------    ----------------    ----------------    ------------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                (1,081,399)           (668,675)            (58,870)             (3,206)                  (73)
    Reserve Class                        (3)                 --                  (4)                 --                    (2)
    Institutional Class          (6,816,596)        (13,307,875)         (6,529,873)         (8,131,951)                  (66)
    Adviser Class                        (3)                 --                  (4)                 --                    (2)
    Investment Class               (990,412)                 (3)         (7,892,645)                 (3)           (1,807,349)
                           ----------------    ----------------    ----------------    ----------------    ------------------
        Total dividends
          declared               (8,888,413)        (13,976,553)        (14,481,396)         (8,135,160)           (1,807,492)
                           ----------------    ----------------    ----------------    ----------------    ------------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
      sold                    1,406,247,121       1,116,596,869       2,057,526,184         875,228,153           266,587,885
    Proceeds from
      dividends
      reinvested                    135,867              22,934           1,173,408                  --               244,688
    Payment for shares
      redeemed               (1,450,464,365)     (1,119,044,594)     (1,765,349,060)       (820,316,534)         (142,389,341)
                           ----------------    ----------------    ----------------    ----------------    ------------------
        Net increase in
          net assets
          derived from
          share
          transactions          (44,081,377)         (2,424,791)        293,350,532          54,911,619           124,443,232
                           ----------------    ----------------    ----------------    ----------------    ------------------
NET INCREASE IN NET
  ASSETS                        (44,081,377)         (2,424,791)        293,692,283          54,910,339           124,443,232
NET ASSETS
    Beginning of period         279,187,912         281,612,703         185,597,074         130,686,735                    --
                           ----------------    ----------------    ----------------    ----------------    ------------------
    End of period          $    235,106,535    $    279,187,912    $    479,289,357    $    185,597,074    $      124,443,232
                           ================    ================    ================    ================    ==================
Undistributed net
  investment income        $             --    $             --    $             --    $             --    $               --
                           ================    ================    ================    ================    ==================

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                                         ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                                                                                    SUPPLEMENTAL DATA
                                                                                        ------------------------------------------
                           NET ASSET              DISTRIBUTIONS  NET ASSET                                           NET ASSETS
                             VALUE       NET        FROM NET       VALUE                                 NET           END OF
PERIODS ENDED              BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL         NET      INVESTMENT        PERIOD
DECEMBER 31,                OF YEAR     INCOME       INCOME       OF YEAR   RETURN (A)   EXPENSES      INCOME      (000S OMITTED)
------------               ---------  ----------  -------------  ---------  ----------  -----------  -----------  ----------------

CASH SERIES
    PREMIUM CLASS (1)
        2001                $1.000     $0.0423      $ (0.0423)    $1.000       4.31%        0.21%        3.55%       $3,206,216
        2000                 1.000      0.0632        (0.0632)     1.000       6.52%        0.21%        6.32%          161,062
        1999                 1.000      0.0510        (0.0510)     1.000       5.22%        0.25%        5.10%            7,232
        1998                 1.000      0.0275        (0.0275)     1.000       5.41%        0.33% (B)    5.28%              100
    RESERVE CLASS (8)
        2001                 1.000      0.0008        (0.0008)     1.000       2.16%        0.31%        2.16%                5
    INSTITUTIONAL
      CLASS (1)
        2001                 1.000      0.0398        (0.0398)     1.000       4.05%        0.46%        3.91%          308,827
        2000                 1.000      0.0607        (0.0607)     1.000       6.25%        0.46%        6.07%          314,687
        1999                 1.000      0.0485        (0.0485)     1.000       4.96%        0.50%        4.85%          253,798
        1998                 1.000      0.0262        (0.0262)     1.000       5.15%        0.58% (B)    5.03%          115,127
    ADVISER CLASS (8)
        2001                 1.000      0.0008        (0.0008)     1.000       2.01%        0.46%        2.01%                5
    INVESTMENT CLASS (6)
        2001                 1.000      0.0388        (0.0388)     1.000       3.94%        0.56%        3.31%          296,553
        2000                 1.000      0.0006        (0.0006)     1.000       6.24%        0.55%        6.24%                5

TREASURY SERIES
    PREMIUM CLASS (2)
        2001                 1.000      0.0378        (0.0378)     1.000       3.84%        0.20%        3.40%          113,892
        2000                 1.000      0.0566        (0.0566)     1.000       5.81%        0.25%        5.66%           50,804
        1999                 1.000      0.0386        (0.0386)     1.000       4.54%        0.28%        4.46%           24,816
    RESERVE CLASS (8)
        2001                 1.000      0.0007        (0.0007)     1.000       1.95%        0.30%        1.95%                5
    INSTITUTIONAL
      CLASS (1)
        2001                 1.000      0.0353        (0.0353)     1.000       3.58%        0.45%        3.47%          366,118
        2000                 1.000      0.0541        (0.0541)     1.000       5.55%        0.50%        5.41%          324,937
        1999                 1.000      0.0418        (0.0418)     1.000       4.26%        0.53%        4.18%          153,714
        1998                 1.000      0.0220        (0.0220)     1.000       4.31%        0.67%        4.23%          114,321
    ADVISER CLASS (8)
        2001                 1.000      0.0007        (0.0007)     1.000       1.80%        0.45%        1.80%                5
    INVESTMENT CLASS (6)
        2001                 1.000      0.0343        (0.0343)     1.000       3.48%        0.55%        2.98%          105,253
        2000                 1.000      0.0004        (0.0004)     1.000       5.48%        0.56%        5.48%                5

TREASURY PLUS SERIES
    PREMIUM CLASS (5)
        2001                 1.000      0.0369        (0.0369)     1.000       3.75%        0.21%        3.53%           23,059
        2000                 1.000      0.0420        (0.0420)     1.000       6.45%        0.23%        6.27%           24,764
    RESERVE CLASS (8)
        2001                 1.000      0.0006        (0.0006)     1.000       1.53%        0.31%        1.53%                5
    INSTITUTIONAL
      CLASS (3)
        2001                 1.000      0.0344        (0.0344)     1.000       3.49%        0.46%        3.51%          155,203
        2000                 1.000      0.0576        (0.0576)     1.000       5.87%        0.48%        5.76%          254,419
        1999                 1.000      0.0420        (0.0420)     1.000       4.54%        0.53%        4.46%          281,613
    ADVISER CLASS (8)
        2001                 1.000      0.0005        (0.0005)     1.000       1.38%        0.46%        1.38%                5
    INVESTMENT CLASS (6)
        2001                 1.000      0.0334        (0.0334)     1.000       3.39%        0.56%        2.67%           56,834
        2000                 1.000      0.0006        (0.0006)     1.000       5.72%        0.57%        5.72%                5

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                         ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                                                                                    SUPPLEMENTAL DATA
                                                                                        ------------------------------------------
                           NET ASSET              DISTRIBUTIONS  NET ASSET                                           NET ASSETS
                             VALUE       NET        FROM NET       VALUE                                 NET           END OF
PERIODS ENDED              BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL         NET      INVESTMENT        PERIOD
DECEMBER 31,                OF YEAR     INCOME       INCOME       OF YEAR   RETURN (A)   EXPENSES      INCOME      (000S OMITTED)
------------               ---------  ----------  -------------  ---------  ----------  -----------  -----------  ----------------

U.S. GOVERNMENT SERIES
    PREMIUM CLASS (5)
        2001                 1.000      0.0400        (0.0400)     1.000       4.07%        0.21%        2.68%           11,385
        2000                 1.000      0.0418        (0.0418)     1.000       6.42%        0.25%        6.24%               80
    RESERVE CLASS (8)
        2001                 1.000      0.0008        (0.0008)     1.000       2.07%        0.31%        2.07%                5
    INSTITUTIONAL
      CLASS (4)
        2001                 1.000      0.0375        (0.0375)     1.000       3.81%        0.46%        3.93%          135,056
        2000                 1.000      0.0579        (0.0579)     1.000       5.94%        0.50%        5.79%          185,512
        1999                 1.000      0.0246        (0.0246)     1.000       4.87%        0.58%        4.82%          130,687
    ADVISER CLASS (8)
        2001                 1.000      0.0007        (0.0007)     1.000       1.92%        0.46%        1.92%                5
    INVESTMENT CLASS (6)
        2001                 1.000      0.0365        (0.0365)     1.000       3.71%        0.56%        3.01%          332,839
        2000                 1.000      0.0006        (0.0006)     1.000       5.88%        0.59%        5.88%                5

MUNICIPAL SERIES
    PREMIUM CLASS (7)
        2001                 1.000      0.0147        (0.0147)     1.000       2.09%        0.28%        2.08%                5
    RESERVE CLASS (8)
        2001                 1.000      0.0005        (0.0005)     1.000       1.29%        0.38%        1.29%                5
    INSTITUTIONAL
      CLASS (7)
        2001                 1.000      0.0129        (0.0129)     1.000       1.84%        0.53%        1.86%                5
    ADVISER CLASS (8)
        2001                 1.000      0.0004        (0.0004)     1.000       1.14%        0.53%        1.14%                5
    INVESTMENT CLASS (7)
        2001                 1.000      0.0122        (0.0122)     1.000       1.74%        0.63%        1.71%          124,423

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.

(B) Net expenses before waivers and reimbursements of fees by the investment advisor for the Premium Class and Institutional Class for the Cash
     Series for the year ended December 31, 1998 were 0.34% and 0.59%, respectively.

(1)  Commenced Operations June 25, 1998.

(2)  Commenced Operations February 19, 1999.

(3)  Commenced Operations January 22, 1999.

(4)  Commenced Operations June 29, 1999.

(5)  Commenced Operations May 1, 2000.

(6)  Commenced Operations December 28, 2000.

(7)  Commenced Operations April 19, 2001.

(8)  Commenced Operations December 18, 2001.

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Series (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Treasury Series (the "Treasury Series"), the Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "Government Series"), the Merrimac Municipal Series (the "Municipal Series"), and the Merrimac Short-Term Asset Reserve Series (the "STAR Series") (collectively, excluding the STAR Series, the "Funds") are separate diversified investment portfolios or series of the Trust. The STAR Series is currently inactive and not included in these financial statements. The Funds consist of five classes of shares, the Premium Class, the Reserve Class, the Institutional Class, the Adviser Class, and the Investment Class.

       The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), respectively. The Portfolios are each an open-end investment management company and a series of the Merrimac Master Portfolio, and are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At December 31, 2001, the investment by the Cash Series, the Treasury Series, Treasury Plus Series, the Government Series, and the Municipal Series represent ownership of proportionate interests of 76.50%, 99.99%, 99.99%, 99.99%, and 99.98%, respectively, of their corresponding portfolios.

       The policies of the Funds are designed to maintain a stable net asset value of $1.00 per share. They have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that they will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Funds record their investment in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

       For the years ended December 31, 2001 and 2000, there were no significant differences between the book basis and tax basis character of distributions to shareholders. Additionally, at year end, there were no significant differences between the book basis and tax basis of the components of net assets.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

     D. DEFERRED ORGANIZATION EXPENSE

       Costs incurred by the Cash Series and Treasury Series in connection with their organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Fund.

     E. EXPENSE ALLOCATION

       Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to all of the Funds.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3)   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

       The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations including affiliates, may be compensated for providing shareholder accounting and other administrative services for their clients. The plans authorize an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients. The Trust has also adopted a Distribution Plan with respect to the Investment Class, Reserve Class, and Adviser Class, which pay an annual distribution fee of 0.10%, 0.10%, and 0.25%, respectively, of the value of the assets invested in each class.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Merrimac Master Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser. Allmerica Asset
       Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and Government Portfolio, M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio, and ABN AMRO Asset Management (USA) LLC ("ABN AMRO") serves as sub-advisor to the Municipal Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

       Investors Bank or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(5)   INVESTMENT TRANSACTIONS

       Investments in and withdrawals from the respective Portfolios during each Fund's 2001 operations were as follows:

                                                   INVESTMENTS IN   WITHDRAWALS FROM
                                                      PORTFOLIO        PORTFOLIO
                                                   ---------------  ----------------
         Cash Series.............................  $14,688,394,759  $11,419,854,950
         Treasury Series.........................    1,612,552,904    1,422,266,494
         Treasury Plus Series....................    1,406,382,988    1,460,982,387
         U.S. Government Series..................    2,058,699,592    1,781,018,628
         Municipal Series........................      266,832,573      144,361,414

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

CASH SERIES

                                       PREMIUM CLASS                 RESERVE CLASS              INSTITUTIONAL CLASS
                            -----------------------------------   -------------------   -----------------------------------
                                                                   DECEMBER 18, 2001
                               YEAR ENDED         YEAR ENDED       (COMMENCEMENT OF        YEAR ENDED         YEAR ENDED
                              DECEMBER 31,       DECEMBER 31,     OPERATIONS) THROUGH     DECEMBER 31,       DECEMBER 31,
                                  2001               2000          DECEMBER 31, 2001          2001               2000
                            ----------------   ----------------   -------------------   ----------------   ----------------
Shares sold..............    12,653,828,355      1,892,876,904                5,000       1,189,367,337      1,184,412,412
Shares reinvested........         7,295,951          2,287,764                   --             673,963            900,703
Shares redeemed..........    (9,616,023,523)    (1,741,320,217)                  --      (1,195,938,739)    (1,124,410,752)
                             --------------     --------------     ----------------      --------------     --------------
Net increase (decrease)
  in shares..............     3,045,100,783        153,844,451                5,000          (5,897,439)        60,902,363
                             ==============     ==============     ================      ==============     ==============

                              ADVISER CLASS                 INVESTMENT CLASS
                           -------------------   --------------------------------------
                            DECEMBER 18, 2001                        DECEMBER 28, 2000
                            (COMMENCEMENT OF        YEAR ENDED       (COMMENCEMENT OF
                           OPERATIONS) THROUGH     DECEMBER 31,     OPERATIONS) THROUGH
                            DECEMBER 31, 2001          2001          DECEMBER 31, 2000
                           -------------------   ----------------   -------------------
Shares sold..............              5,000        837,219,044                 5,000
Shares reinvested........                 --                109                    --
Shares redeemed..........                 --       (540,674,117)                   --
                            ----------------       ------------      ----------------
Net increase (decrease)
  in shares..............              5,000        296,545,036                 5,000
                            ================       ============      ================

TREASURY SERIES

                                       PREMIUM CLASS                 RESERVE CLASS              INSTITUTIONAL CLASS
                            -----------------------------------   -------------------   -----------------------------------
                                                                   DECEMBER 18, 2001
                               YEAR ENDED         YEAR ENDED       (COMMENCEMENT OF        YEAR ENDED         YEAR ENDED
                              DECEMBER 31,       DECEMBER 31,     OPERATIONS) THROUGH     DECEMBER 31,       DECEMBER 31,
                                  2001               2000          DECEMBER 31, 2001          2001               2000
                            ----------------   ----------------   -------------------   ----------------   ----------------
Shares sold..............      304,709,627        150,553,181                 5,000        684,125,405        760,528,006
Shares reinvested........           24,671                 --                    --                 --                 --
Shares redeemed..........     (241,649,098)      (124,567,635)                   --       (642,949,390)      (589,315,943)
                              ------------       ------------      ----------------       ------------       ------------
Net increase in shares...       63,085,200         25,985,546                 5,000         41,176,015        171,212,063
                              ============       ============      ================       ============       ============

                              ADVISER CLASS                 INVESTMENT CLASS
                           -------------------   --------------------------------------
                            DECEMBER 18, 2001                        DECEMBER 28, 2000
                            (COMMENCEMENT OF        YEAR ENDED       (COMMENCEMENT OF
                           OPERATIONS) THROUGH     DECEMBER 31,     OPERATIONS) THROUGH
                            DECEMBER 31, 2001          2001          DECEMBER 31, 2000
                           -------------------   ----------------   -------------------
Shares sold..............              5,000        623,105,482                 5,000
Shares reinvested........                 --            577,719                    --
Shares redeemed..........                 --       (518,439,604)                   --
                            ----------------       ------------      ----------------
Net increase in shares...              5,000        105,243,597                 5,000
                            ================       ============      ================

TREASURY PLUS SERIES

                                        PREMIUM CLASS                   RESERVE CLASS              INSTITUTIONAL CLASS
                            --------------------------------------   -------------------   -----------------------------------
                                                   MAY 1, 2000        DECEMBER 18, 2001
                               YEAR ENDED       (COMMENCEMENT OF      (COMMENCEMENT OF        YEAR ENDED         YEAR ENDED
                              DECEMBER 31,     OPERATIONS) THROUGH   OPERATIONS) THROUGH     DECEMBER 31,       DECEMBER 31,
                                  2001          DECEMBER 31, 2000     DECEMBER 31, 2001          2001               2000
                            ----------------   -------------------   -------------------   ----------------   ----------------
Shares sold..............      479,184,350         105,301,480                   5,000        756,422,442       1,011,290,389
Shares reinvested........               --                  --                      --             10,223              22,934
Shares redeemed..........     (480,889,302)        (80,537,245)                     --       (855,648,183)     (1,038,507,349)
                              ------------         -----------        ----------------       ------------      --------------
Net increase (decrease)
  in shares..............       (1,704,952)         24,764,235                   5,000        (99,215,518)        (27,194,026)
                              ============         ===========        ================       ============      ==============

                              ADVISER CLASS                 INVESTMENT CLASS
                           -------------------   --------------------------------------
                            DECEMBER 18, 2001                        DECEMBER 28, 2000
                            (COMMENCEMENT OF        YEAR ENDED       (COMMENCEMENT OF
                           OPERATIONS) THROUGH     DECEMBER 31,     OPERATIONS) THROUGH
                            DECEMBER 31, 2001          2001          DECEMBER 31, 2000
                           -------------------   ----------------   -------------------
Shares sold..............              5,000        170,630,329                 5,000
Shares reinvested........                 --            125,644                    --
Shares redeemed..........                 --       (113,926,880)                   --
                            ----------------       ------------      ----------------
Net increase (decrease)
  in shares..............              5,000         56,829,093                 5,000
                            ================       ============      ================

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

U.S. GOVERNMENT SERIES

                                        PREMIUM CLASS                   RESERVE CLASS              INSTITUTIONAL CLASS
                            --------------------------------------   -------------------   -----------------------------------
                                                   MAY 1, 2000        DECEMBER 18, 2001
                               YEAR ENDED       (COMMENCEMENT OF      (COMMENCEMENT OF        YEAR ENDED         YEAR ENDED
                              DECEMBER 31,     OPERATIONS) THROUGH   OPERATIONS) THROUGH     DECEMBER 31,       DECEMBER 31,
                                  2001          DECEMBER 31, 2000     DECEMBER 31, 2001          2001               2000
                            ----------------   -------------------   -------------------   ----------------   ----------------
Shares sold..............      23,436,585                100,206                 5,000        837,277,977        875,122,947
Shares reinvested........          32,010                     --                    --                 --                 --
Shares redeemed..........     (12,172,175)               (20,000)                   --       (887,830,585)      (820,296,534)
                              -----------       ----------------      ----------------       ------------       ------------
Net increase (decrease)
  in shares..............      11,296,420                 80,206                 5,000        (50,552,608)        54,826,413
                              ===========       ================      ================       ============       ============

                              ADVISER CLASS                 INVESTMENT CLASS
                           -------------------   --------------------------------------
                            DECEMBER 18, 2001                        DECEMBER 28, 2000
                            (COMMENCEMENT OF        YEAR ENDED       (COMMENCEMENT OF
                           OPERATIONS) THROUGH     DECEMBER 31,     OPERATIONS) THROUGH
                            DECEMBER 31, 2001          2001          DECEMBER 31, 2000
                           -------------------   ----------------   -------------------
Shares sold..............              5,000      1,196,801,622                 5,000
Shares reinvested........                 --          1,141,398                    --
Shares redeemed..........                 --       (865,346,300)                   --
                            ----------------      -------------      ----------------
Net increase (decrease)
  in shares..............              5,000        332,596,720                 5,000
                            ================      =============      ================

MUNICIPAL SERIES

                               PREMIUM CLASS         RESERVE CLASS      INSTITUTIONAL CLASS      ADVISER CLASS
                            -------------------   -------------------   -------------------   -------------------
                              APRIL 19, 2001       DECEMBER 18, 2001      APRIL 19, 2001       DECEMBER 18, 2001
                             (COMMENCEMENT OF      (COMMENCEMENT OF      (COMMENCEMENT OF      (COMMENCEMENT OF
                            OPERATIONS) THROUGH   OPERATIONS) THROUGH   OPERATIONS) THROUGH   OPERATIONS) THROUGH
                             DECEMBER 31, 2001     DECEMBER 31, 2001     DECEMBER 31, 2001     DECEMBER 31, 2001
                            -------------------   -------------------   -------------------   -------------------
Shares sold..............               5,000                 5,000                 5,000                 5,000
Shares reinvested........                  68                    --                    61                    --
Shares redeemed..........                  --                    --                    --                    --
                             ----------------      ----------------      ----------------      ----------------
Net increase in shares...               5,068                 5,000                 5,061                 5,000
                             ================      ================      ================      ================

                            INVESTMENT CLASS
                           -------------------
                             APRIL 19, 2001
                            (COMMENCEMENT OF
                           OPERATIONS) THROUGH
                            DECEMBER 31, 2001
                           -------------------
Shares sold..............        266,567,885
Shares reinvested........            244,559
Shares redeemed..........       (142,389,341)
                            ----------------
Net increase in shares...        124,423,103
                            ================

       At December 31, 2001, Investors Bank, as agent for its clients, was the record holder of 28% of the Cash Series shares outstanding, 81% of the Treasury Series, 90% of the Treasury Plus Series, 98% of Government Series and 100% of the Municipal Series, respectively. Affiliates of M&I, as agents for their clients, were the record holders of 12% of the Treasury Series shares outstanding and 10% of the Treasury Plus Series, respectively.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and
Shareholders of Merrimac Series

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrimac Cash Series, the Merrimac Treasury Series, the Merrimac Treasury Plus Series, Merrimac U.S. Government Series and Merrimac Municipal Series, five of the series comprising the Merrimac Series as of December 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. Our responsibility is to express and opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principals used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Merrimac Series at December 31, 2001, the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                                     [SIGNATURE]

Boston, Massachusetts
February 8, 2002

                                MERRIMAC SERIES
                         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

MERRIMAC SERIES SOURCES OF INCOME

The following tables summarize the percentage of income earned by each Merrimac fund in 2001 from various obligors. The information is presented to assist Shareholders in preparing state tax returns.

                            CASH    TREASURY  TREASURY PLUS  U.S. GOVERNMENT  MUNICIPAL
                           SERIES    SERIES      SERIES          SERIES        SERIES
                           -------  --------  -------------  ---------------  ---------
U.S. Treasury
  Obligations............    0.17%   93.75%        1.83%           1.96%         0.16%
Repurchase Agreements....    0.43%    0.31%       98.17%           7.88%         0.00%
Other Non-Exempt
  Securities.............   97.86%    5.94%        0.00%           7.94%         3.86%
Other U.S. Government
  Obligations............    1.54%    0.00%        0.00%          82.22%         1.09%
Municipal Income.........    0.00%    0.00%        0.00%           0.00%        94.89%

The following table summarizes the percentage of total income earned by the Merrimac Municipal Series applicable to obligors of various states.

Arkansas                                            0.48%
Arizona                                             2.55%
Colorado                                            4.14%
Connecticut                                         5.30%
District of Columbia                                0.54%
Georgia                                             0.81%
Idaho                                               2.66%
Illinois                                            6.04%
Indiana                                             1.51%
Iowa                                                2.66%
Kansas                                              0.68%
Kentucky                                            2.87%
Louisiana                                           2.09%
Maryland                                            2.48%
Massachusetts                                       4.70%
Michigan                                            0.61%
Minnesota                                           8.70%
Mississippi                                         1.96%
Missouri                                            1.28%
Nebraska                                            3.05%
Nevada                                              2.32%
New Mexico                                          1.48%
New York                                            6.54%
North Carolina                                      3.15%
Ohio                                                4.15%
Pennsylvania                                        4.56%
Texas                                               3.03%
Utah                                                1.85%
Virginia                                            0.35%
Washington                                          5.72%
Wisconsin                                           3.73%
Wyoming                                             2.90%

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES* - 32.1%
American Honda Finance Corporation.................              2.14%       02/08/02       $      100,000,000   $    100,000,000
                                 ..................              2.01        03/06/02               30,000,000         30,000,000
Bank One Corporation...............................              2.31        02/05/02               25,000,000         25,008,923
Bear Stearns Companies, Inc........................         1.89-2.17        01/02/02              110,000,000        110,024,187
                         ..........................              2.81        01/11/02               10,000,000         10,028,720
                         ..........................              2.40        02/05/02               12,140,000         12,147,695
                         ..........................              3.32        03/12/02               15,000,000         15,000,000
BMW U.S. Capital Corporation.......................              1.93        01/23/02               75,000,000         75,000,000
Canadian Imperial Bank of Commerce NY..............              1.79        01/02/02                6,500,000          6,497,695
Caterpillar Financial Services Corporation.........              2.53        02/01/02               20,000,000         20,037,961
                                    ...............              2.22        02/11/02                8,700,000          8,701,139
                                    ...............              2.30        02/21/02               20,000,000         20,013,207
Citigroup, Inc.....................................              1.91        01/14/02               25,000,000         25,000,000
Countrywide Credit Industries, Inc.................              2.05        01/02/02               25,000,000         25,000,000
                              .....................              2.05        03/22/02               30,000,000         29,995,490
Credit Suisse First Boston.........................              1.84        01/02/02               14,000,000         14,021,684
                      .............................              1.92        01/14/02               92,000,000         92,000,000
Dominion Virginia Power............................              2.05        03/22/02               25,500,000         25,505,992
Donaldson, Lufkin & Jenrette, Inc..................              2.21        01/02/02               15,000,000         15,014,856
                              .....................              2.44        02/22/02               10,000,000         10,025,534
                              .....................              2.24        03/15/02               15,000,000         15,011,251
First Tennessee Bank...............................              1.95        03/05/02               40,000,000         40,000,000
First Union National Bank..........................              1.74        01/02/02               60,000,000         60,000,000
FleetBoston Financial Corporation..................              2.63        01/28/02                5,000,000          5,008,635
Goldman Sachs Group, Inc...........................              1.94        03/21/02               35,000,000         35,000,000
Goldman Sachs Group, Inc. Promissory Note+.........              2.03        01/02/02               25,000,000         25,000,000
Household Finance Corporation......................         1.89-1.98        01/02/02               59,000,000         59,010,541
                            .......................              1.97        01/16/02               10,000,000         10,000,000
                            .......................              2.05        03/26/02               17,000,000         17,013,186
Key Bank N.A.......................................              2.22        01/07/02               25,000,000         24,993,708
             ......................................         1.98-2.03        01/16/02               80,000,000         80,030,660
             ......................................              2.03        03/18/02               32,090,000         32,108,556
Lehman Brothers Holdings, Inc......................              3.50        01/02/02               30,000,000         30,067,014
                            .......................              2.08        01/03/02               50,000,000         50,165,250
                            .......................              2.48        03/12/02               28,900,000         29,052,160
Links Securities LLC...............................              1.93        01/28/02               30,000,000         30,000,000
Merrill Lynch & Co., Inc...........................              2.07        01/02/02               10,000,000         10,001,667
Morgan Stanley, Dean Witter & Co...................              1.64        01/02/02               25,000,000         25,000,000
                               ....................              1.96        01/15/02               10,000,000         10,000,000
National City Corporation..........................              1.77        01/02/02               15,000,000         15,003,438
PNC Bank NA........................................              2.10        01/11/02                7,000,000          7,001,927
Salomon Smith Barney Holdings, Inc.................              2.65        01/23/02               14,400,000         14,425,463
SBC Communications, Inc............................              1.84        03/14/02               10,000,000         10,005,345
Sigma Finance Corporation..........................         1.66-2.62        01/02/02              105,000,000        104,999,588
Syndicated Loan Fund Trust.........................              1.79        01/02/02               40,000,000         40,000,000
Toyota Motor Credit Corporation....................              1.80        01/02/02               75,000,000         74,993,080
U.S. Bancorp.......................................              2.01        01/16/02               20,000,000         20,009,707
Verizon Global Funding Corporation.................              1.99        03/21/02               12,500,000         12,501,769
Wells Fargo Bank NA................................              1.82        01/02/02               45,000,000         45,000,000
                                                                                                                 ----------------
                                                                                                                    1,600,426,028
                                                                                                                 ----------------
COMMERCIAL PAPER - 27.3%
American Home Products Corporation.................              2.35        01/25/02               25,000,000         24,960,833
                                  .................              2.20        01/28/02               30,000,000         29,950,500
                                  .................              2.35        01/30/02               30,000,000         29,943,209
                                  .................              2.27        02/15/02               30,000,000         29,914,875
                                  .................              2.17        02/19/02               15,660,000         15,613,746
                                  .................              2.00        03/08/02               40,000,000         39,853,333

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Amstel Funding Corporation.........................              2.28%       01/24/02       $       50,000,000   $     49,927,167
                         ..........................              2.09        02/13/02               20,000,000         19,950,072
                         ..........................              1.94        06/04/02               40,000,000         39,668,045
Baxter International, Inc..........................              2.47        01/14/02               20,000,000         19,982,161
Caisse Nationale Des Caisses D'Epargne.............              2.57        03/04/02               40,000,000         39,822,956
Danske Corporation.................................              3.79        03/11/02               20,000,000         19,854,718
Deer Park Refining L.P.............................              2.52        02/08/02               25,000,000         25,000,000
                    ...............................              1.88        04/08/02               35,000,000         35,000,000
                    ...............................              1.92        05/07/02               25,000,000         25,000,000
Dow Jones & Company, Inc...........................              3.37        03/04/02               16,785,000         16,687,581
Equilon Enterprises LLC............................              1.75        01/25/02               20,000,000         19,976,667
Fairway Finance Corporation........................              1.90        01/14/02                8,000,000          7,994,511
                         ..........................              3.49        01/22/02               15,000,000         14,973,633
                         ..........................              2.30        03/14/02               35,000,000         34,839,000
                         ..........................              1.90        06/24/02               15,000,000         14,862,250
First Express Funding Corporation..................              1.85        01/17/02               24,175,000         24,155,123
General Electric Capital Corporation...............              2.75        01/16/02               25,000,000         24,971,354
                                ...................              2.75        02/14/02               15,000,000         14,949,583
                                ...................              2.32        03/07/02               10,000,000          9,958,111
                                ...................              2.72        03/27/02               25,000,000         24,839,445
                                ...................         2.42-2.72        05/07/02               45,000,000         44,597,850
Goldman Sachs Group, Inc...........................              1.75        01/02/02               35,000,000         34,998,299
Hatteras Funding Corporation.......................              1.88        01/25/02               25,000,000         24,968,667
High Peak Funding LLC..............................              2.55        02/21/02               15,000,000         14,945,812
                     ..............................              1.92        03/06/02               30,000,000         29,897,600
                     ..............................              2.00        03/11/02               25,000,000         24,904,167
                     ..............................              2.00        03/20/02               50,000,000         49,783,333
                     ..............................              2.07        03/25/02               20,000,000         19,904,550
Mass College of Pharmacy and Allied Health
  Sciences.........................................              1.80        02/14/02               14,618,000         14,585,840
Monsanto Company...................................              2.30        06/25/02               20,000,000         19,776,389
                 ..................................              2.30        06/28/02               25,000,000         24,715,694
                 ..................................         2.27-2.28        07/09/02               35,000,000         34,582,363
Motiva Enterprises, LLC+...........................              1.88        02/08/02               25,000,000         24,950,389
Oglethorpe Power Corporation.......................              2.55        01/29/02               28,000,000         27,944,466
                           ........................              2.20        02/19/02               25,720,000         25,642,983
Prudential Funding LLC.............................              1.80        01/11/02               20,799,000         20,788,600
Sara Lee Corporation...............................              2.00        01/09/02               10,935,000         10,930,747
                   ................................              2.02        02/08/02               24,000,000         23,948,827
SBC Communications, Inc.+..........................              2.36        01/17/02               45,000,000         44,952,800
Sigma Finance Corporation..........................              3.37        05/10/02               15,000,000         14,818,863
Stanley Works+.....................................         1.86-1.90        02/08/02               39,250,000         39,172,338
UBS Finance Delaware...............................              1.70        01/02/02               50,000,000         49,997,639
USA Education, Inc.................................              1.75        01/02/02               21,000,000         20,998,979
Westways Funding I Limited.........................              2.07        02/14/02               20,000,000         19,949,400
Westways Funding II Limited........................              2.38        01/07/02               25,000,000         24,990,083
Westways Funding V Limited.........................              2.00        02/26/02               25,000,000         24,922,222
                                                                                                                 ----------------
                                                                                                                    1,364,317,773
                                                                                                                 ----------------
CORPORATE DEBT - 15.5%
Associates First Capital Corporation...............              4.97        02/15/02               10,000,000         10,006,364
                               ....................              2.35        07/15/02                8,000,000          8,149,605
Bank of America Corporation........................              2.31        04/03/02                9,800,000          9,923,855
Bank One Corporation...............................              4.76        03/25/02               15,000,000         15,075,153
                    ...............................              3.63        08/01/02               36,850,000         37,431,991
BankBoston Corporation.............................              4.89        03/15/02               17,500,000         17,542,679
Bear Stearns Companies, Inc........................              5.44        02/01/02                4,750,000          4,761,073
                         ..........................              5.22        02/12/02               15,000,000         15,000,000
                         ..........................              4.75        04/19/02               20,000,000         20,000,000
                         ..........................         2.64-6.50        08/01/02               31,360,000         31,883,233

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT (CONTINUED)
Beta Finance, Inc..................................              2.50%       10/15/02       $       30,000,000   $     30,000,000
CitiFinancial Credit Company.......................              3.78        07/01/02                5,000,000          5,065,149
Deere & Company....................................              5.27        03/12/02                5,000,000          5,027,827
Donaldson, Lufkin & Jenrette, Inc..................              4.70        04/01/02               22,980,000         23,045,122
Firstar Bank NA....................................              4.50        04/18/02               20,000,000         19,994,239
              .....................................              3.79        07/15/02               16,000,000         16,227,411
General Electric Capital Corporation...............              3.96        03/01/02               11,000,000         11,053,299
                                ...................              2.51        10/08/02               10,000,000         10,303,392
General Electric Company...........................              2.14        10/01/02               25,000,000         25,843,222
Goldman Sachs Group, Inc...........................              2.37        07/15/02               23,388,000         23,913,264
GTE Corporation....................................              2.88        08/14/02                5,000,000          5,111,814
GTE South, Inc.....................................              2.24        08/01/02                6,700,000          6,846,764
Heller Financial, Inc..............................              2.09        07/22/02                7,205,000          7,379,943
                  .................................              2.15        08/23/02               21,955,000         22,702,638
International Lease Finance Corporation............         3.70-5.95        01/15/02               14,350,000         14,352,860
                                   ................              3.86        04/01/02               10,000,000         10,052,123
                                   ................              4.03        05/01/02               10,000,000         10,051,408
                                   ................              4.66        05/15/02               10,000,000         10,048,661
John Deere Capital Corporation.....................              2.27        02/06/02               20,000,000         20,003,858
                            .......................              2.00        03/21/02               20,000,000         19,999,347
Lehman Brothers Holdings, Inc......................              4.61        03/01/02               20,500,000         20,638,531
Links Securities LLC...............................              4.29        05/28/02               20,000,000         20,000,000
                  .................................              2.18        11/15/02               25,000,000         24,960,625
Merrill Lynch & Co., Inc...........................              3.89        04/15/02               17,000,000         17,086,663
Morgan Stanley, Dean Witter & Co...................              2.48        08/01/02                8,500,000          8,690,162
National City Bank of Indiana......................              2.30        12/20/02               50,000,000         50,000,000
Salomon, Inc.......................................              4.32        05/15/02               20,000,000         20,218,086
SBC Communications, Inc............................              2.57        05/01/02                9,685,000          9,836,892
                       ............................              4.25        06/05/02               25,000,000         25,000,000
Sigma Finance Corporation..........................              4.65        04/22/02               15,000,000         15,000,000
                        ...........................              4.19        05/09/02               20,000,000         20,008,206
Suntrust Banks, Inc................................              3.96        07/01/02               10,000,000         10,167,535
Target Corporation.................................              3.49        07/01/02                8,600,000          8,862,911
Texaco Capital, Inc................................              3.77        01/16/02                5,000,000          5,007,072
Wal-Mart Stores, Inc...............................              3.78        08/01/02               15,000,000         15,265,923
Wells Fargo & Company..............................              3.44        09/03/02               36,000,000         36,724,997
                                                                                                                 ----------------
                                                                                                                      774,263,897
                                                                                                                 ----------------
PROMISSORY NOTES - 1.7%
Goldman Sachs Group, Inc. Promissory Note+.........              4.17        02/15/02               15,000,000         15,000,000
                                         +.........              3.99        04/02/02               20,000,000         20,000,000
                                         +.........              2.58        05/24/02               25,000,000         25,000,000
                                         +.........              2.13        06/10/02               25,000,000         25,000,000
                                                                                                                 ----------------
                                                                                                                       85,000,000
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 6.3%
Federal Home Loan Bank.............................              3.52        01/23/02                5,000,000          5,005,061
                      .............................              3.00        10/11/02               30,000,000         30,000,000
                      .............................              2.67        10/25/02               25,000,000         25,000,000
                      .............................              2.57        11/01/02               20,000,000         20,000,000
                      .............................              2.26        12/27/02               20,000,000         20,000,000
Federal Home Loan Mortgage Corporation.............              1.50        01/02/02               88,660,000         88,656,306
                                      .............              2.17        06/28/02               10,000,000          9,892,706
                                      .............              1.92        09/13/02               10,000,000          9,864,000
                                      .............              1.97        09/25/02               17,428,000         17,173,362
Federal National Mortgage Association..............              1.50        01/02/02               69,344,000         69,341,111
                                  .................              2.05        03/01/02               20,000,000         19,932,806
                                                                                                                 ----------------
                                                                                                                      314,865,352
                                                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS * - 0.2%
Student Loan Marketing Association.................              2.65%       10/25/02       $       10,000,000   $     10,000,000
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 4.1%
Associated Banc-Corp, Green Bay....................              3.81        02/19/02               25,000,000         25,000,333
                             ......................              3.46        03/04/02               20,000,000         20,000,338
Deutsche Bank NY...................................              2.36        11/04/02               50,000,000         50,000,000
First Tennessee Bank...............................              4.26        04/29/02               25,000,000         25,000,000
SouthTrust Bank NA.................................              2.10        04/10/02               25,000,000         25,000,000
                  .................................              1.92        04/16/02               15,000,000         15,016,367
                  .................................              3.74        04/22/02               25,000,000         25,006,570
                  .................................              4.15        04/29/02               17,000,000         17,006,476
                                                                                                                 ----------------
                                                                                                                      202,030,084
                                                                                                                 ----------------
TIME DEPOSITS - 0.5%
National City Bank.................................              1.00        01/02/02               25,000,000         25,000,000
                                                                                                                 ----------------
TAXABLE MUNICIPAL OBLIGATIONS - 0.4%
Connecticut State..................................              5.15        01/15/02                7,100,000          7,104,854
New Jersey State...................................              2.55        05/01/02               14,180,000         14,200,594
                                                                                                                 ----------------
                                                                                                                       21,305,448
                                                                                                                 ----------------
YANKEE NOTES - 0.4%
Quebec Province....................................              2.41        07/15/02               20,000,000         20,536,074
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 5.2%
Blackrock Provident Institutional Temp Fund........                                                138,691,173        138,691,173
Dreyfus Cash Management Plus Fund..................                                                120,650,321        120,650,321
                                                                                                                 ----------------
                                                                                                                      259,341,494
                                                                                                                 ----------------

                                                                                                   PAR
                                                                                                  VALUE
                                                                                            ------------------
REPURCHASE AGREEMENTS - 7.0%
Goldman Sachs Repurchase Agreement, dated 12/31/01,
with a maturity value of $350,036,361,
collateralized by Corporate Commercial Paper with
yields ranging from 1.94% to 4.16% and maturities
ranging from 1/02/02 to 3/28/02, with an aggregate
market value of $368,058,476.......................              1.87        01/02/02       $      350,000,000        350,000,000
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.7%                                                                       5,027,086,150

Other assets and liabilities, net - (0.7%)                                                                            (34,993,070)
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  4,992,093,080
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                  YIELD TO                   PAR
                                  MATURITY     MATURITY     VALUE         VALUE

-----------------------------------------------------------------------------------
TREASURY OBLIGATIONS
U.S. Treasury Bills - 79.9%
               ...............      3.51%      01/03/02  $ 15,000,000  $ 14,997,165
               ...............   2.31 - 2.34   01/10/02    55,000,000    54,968,700
               ...............   2.26 - 2.33   01/17/02    45,000,000    44,955,018
               ...............   2.11 - 2.34   01/24/02    75,000,000    74,894,312
               ...............   2.10 - 2.37   01/31/02    30,000,000    29,945,331
               ...............      1.86       02/07/02    30,000,000    29,943,575
               ...............   1.71 - 2.25   02/21/02   125,000,000   124,661,980
               ...............      1.79       03/07/02    20,000,000    19,936,805
               ...............      1.84       06/06/02    15,000,000    14,883,000
               ...............      1.77       06/13/02    15,000,000    14,882,572
               ...............   1.79 - 1.80   06/20/02    30,000,000    29,751,847
               ...............      1.86       06/27/02    15,000,000    14,865,775
                                                                       ------------
                                                                        468,686,080
                                                                       ------------
U.S. Treasury Notes - 14.6%
                ..............   2.37 - 3.60   01/31/02    55,000,000    55,134,625
                ..............   1.88 - 2.47   02/28/02    30,000,000    30,198,201
                                                                       ------------
                                                                         85,332,826
                                                                       ------------

                                                            SHARES
                                                         ------------
MUTUAL FUNDS - 5.2%
Dreyfus Treasury Prime Cash
  Fund........................                             25,922,179    25,922,179
Goldman Sachs Liquid Assets
  Treasury Obligations Fund...                              4,442,325     4,442,325
One Group Treasury Only Money
  Market Fund.................                                 88,590        88,590
                                                                       ------------
                                                                         30,453,094
                                                                       ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                            584,472,000

Other assets and liabilities, net - 0.3%                                  2,021,736
                                                                       ------------

NET ASSETS - 100.0%                                                    $586,493,736
                                                                       ============

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                  YIELD TO                   PAR
                                  MATURITY     MATURITY     VALUE        VALUE

----------------------------------------------------------------------------------
TREASURY OBLIGATIONS
U.S. Treasury Notes - 11.4%
                ..............  2.08 - 2.09%   08/31/02  $ 8,000,000  $  8,210,780
                ..............      2.05       10/31/02   10,000,000    10,302,202
                ..............   2.05 - 2.52   11/30/02    8,000,000     8,253,138
                                                                      ------------
                                                                        26,766,120
                                                                      ------------
U.S. Treasury Bills - 2.1%
               ...............      1.79       06/20/02    5,000,000     4,956,007
                                                                      ------------
REPURCHASE AGREEMENTS - 86.4%

Bear Stearns Repurchase
Agreement, dated 12/31/01,
with a maturity value of
$40,003,867, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 0.00% to 6.88% and
maturities ranging from
1/03/02 to 8/08/11, with an
aggregate market value of
$41,714,677...................      1.74       01/02/02   40,000,000    40,000,000

First Union Bank Repurchase
Agreement, dated 12/31/01,
with a maturity value of
$40,003,611, collateralized by
U.S. Treasury Obligations with
rates ranging from 0.00% to
14.25% and maturities ranging
from 2/15/02 to 2/15/31, with
an aggregate market value of
$40,719,866...................      1.63       01/02/02   40,000,000    40,000,000

J.P. Morgan Repurchase
Agreement, dated 12/31/01,
with a maturity value of
$22,002,052, collateralized by
a U.S. Treasury Obligation
with a rate of 0.00% and a
maturity of 5/15/17, with an
aggregate market value of
$22,440,055...................      1.68       01/02/02   22,000,000    22,000,000

Lehman Brothers Repurchase
Agreement, dated 12/31/01,
with a maturity value of
$30,002,867, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 0.00% to 6.79% and
maturities ranging from
10/30/03 to 3/20/08, with an
aggregate market value of
$30,594,059...................      1.72       01/02/02   30,000,000    30,000,000

Merrill Lynch Repurchase
Agreement, dated 12/31/01,
with a maturity value of
$21,615,763, collateralized by
U.S. Treasury Obligations with
rates ranging from 3.63% to
6.00% and maturities ranging
from 1/15/08 to 2/15/26, with
an aggregate market value of
$22,050,993...................      1.60       01/02/02   21,613,843    21,613,843

Morgan Stanley Repurchase
Agreement, dated 12/31/01,
with a maturity value of
$50,004,444, collateralized by
a U.S. Treasury Obligation
with a rate of 6.38% and a
maturity of 1/31/02, with an
aggregate market value of
$51,252,631...................      1.60       01/02/02   50,000,000    50,000,000
                                                                      ------------
                                                                       203,613,843
                                                                      ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.9%                           235,335,970

Other assets and liabilities, net - 0.1%                                   261,178
                                                                      ------------

NET ASSETS - 100.0%                                                   $235,597,148
                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 52.4%
Federal Farm Credit Bank...........................        4.47%             03/01/02       $        4,500,000   $      4,503,015
                       ............................         3.83             03/27/02                2,000,000          2,012,662
                       ............................         4.03             04/10/02                5,000,000          4,944,587
                       ............................         2.76             05/01/02                1,825,000          1,839,702
                       ............................         2.09             11/01/02                5,000,000          5,006,640
Federal Home Loan Bank.............................         3.87             01/07/02                3,500,000          3,501,199
                      .............................         4.25             01/22/02                5,000,000          5,002,761
                      .............................         3.52             01/23/02                4,850,000          4,854,909
                      .............................         3.89             02/11/02                1,000,000          1,001,455
                      .............................         1.96             02/15/02               15,000,000         14,963,250
                      .............................         2.80             02/26/02                2,000,000          2,006,960
                      .............................         2.77             03/01/02                1,245,000          1,249,204
                      .............................         2.49             04/25/02               10,000,000         10,084,984
                      .............................         2.77             08/15/02                1,215,000          1,238,898
                      .............................         2.67             10/10/02               10,000,000         10,000,000
                      .............................         3.00             10/11/02                7,000,000          7,000,000
                      .............................         2.20             12/05/02               10,000,000          9,986,387
                      .............................         2.27             12/27/02                5,000,000          5,000,000
Federal Home Loan Mortgage Corporation.............         2.33             04/12/02               10,000,000          9,934,770
                                      .............         1.82             06/20/02               10,000,000          9,914,056
                                      .............     1.81 - 3.65          06/28/02               14,748,000         14,525,036
                                      .............         2.00             09/30/02                5,000,000          4,924,445
                                      .............         2.06             11/07/02                5,000,000          4,911,521
Federal National Mortgage Association..............         2.15             01/08/02               10,000,000          9,995,819
                                  .................         4.26             01/15/02               12,200,000         12,210,734
                                  .................         1.75             01/23/02                3,000,000          2,996,792
                                  .................         2.15             02/01/02               10,000,000          9,981,486
                                  .................         1.73             02/15/02               15,000,000         14,967,562
                                  .................         2.44             02/28/02                5,000,000          4,980,345
                                  .................         2.09             03/01/02                5,000,000          4,983,201
                                  .................         2.72             03/15/02               10,230,000         10,283,902
                                  .................         3.72             04/16/02                5,400,000          5,341,410
                                  .................         2.33             05/03/02                4,000,000          3,968,416
                                  .................         2.75             05/06/02                2,500,000          2,533,270
                                  .................         3.54             05/17/02               13,197,000         13,020,513
                                  .................         3.36             08/09/02               10,000,000          9,794,666
FNMA Strip - Principal Only........................         3.90             05/15/02                5,000,000          4,930,186
                         ..........................         4.00             07/15/02                3,591,000          3,516,495
                                                                                                                 ----------------
                                                                                                                      251,911,238
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 37.5%
Federal Farm Credit Bank...........................         1.69             01/02/02               25,000,000         25,000,000
Federal National Mortgage Association..............     1.51 - 1.54          01/02/02              100,000,000        100,000,526
                                  .................         1.99             01/05/02               20,000,000         19,994,416
Student Loan Marketing Association.................         2.00             01/02/02               20,000,000         20,000,000
                                ...................         2.17             01/25/02               15,000,000         15,000,000
                                                                                                                 ----------------
                                                                                                                      179,994,942
                                                                                                                 ----------------
                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 3.5%
Blackrock Provident Institutional T-Fund Dollar....                                                     39,885             39,885
Goldman Sachs Financial Square Government Fund.....                                                    208,167            208,167
Janus Government Money Market Fund.................                                                 16,491,809         16,491,809
                                                                                                                 ----------------
                                                                                                                       16,739,861
                                                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 6.2%
Bear Stearns Repurchase Agreement, dated 11/07/01,
with a current value plus accrued interest of
$10,027,750, a maturity value of $10,049,333,
collateralized by a U.S. Government Agency
Obligation with a rate of 0.00% and a maturity of
4/28/06, with an aggregate market value of
$10,898,181+.......................................        1.85%             02/11/02       $       10,000,000   $     10,000,000

Goldman Sachs Repurchase Agreement, dated 12/12/01,
with a current value plus accrued interest of
$10,009,078, a maturity value of $10,069,278,
collateralized by a U.S. Government Agency
Obligation with a rate of 6.38% and a maturity of
6/15/09, with an aggregate market value of
$10,200,148+.......................................         1.72             05/07/02               10,000,000         10,000,000

Lehman Brothers Repurchase Agreement, dated
10/24/01, with a current value plus accrued
interest of $10,041,933, a maturity value of
$10,059,200, collateralized by U.S. Government
Agency Obligations with rates ranging from 0.00% to
6.59% and maturities ranging from 3/20/08 to
6/26/13, with an aggregate market value of
$10,199,943+.......................................         2.22             01/28/02               10,000,000         10,000,000
                                                                                                                 ----------------
                                                                                                                       30,000,000
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.6%                                                                          478,646,041

Other assets and liabilities, net - 0.4%                                                                                1,961,961
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $    480,608,002
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE

-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 72.3%
ALASKA - 0.6%
Valdez Marine Terminal Revenue
  Bond, Exxon Pipeline Co.
  Project.....................     1.85%  01/02/02   $   800,000  $     800,000
                                                                  -------------
COLORADO - 1.9%
Cherry Creek South
  Metropolitan District No. 1,
  LOC: Dresdner Bank AG.......     1.80   01/03/02     2,300,000      2,300,000
                                                                  -------------
CONNECTICUT - 5.8%
Connecticut State Health &
  Educational Facilites
  Authority Revenue Bond, Yale
  University, Series T-2, LOC:
  Dexia Credit Local de
  France......................     1.50   01/03/02     1,000,000      1,000,000
Connecticut State Health &
  Educational Facilites
  Authority Revenue Bond, Yale
  University, Series U2, LOC:
  Dexia Credit Local de
  France......................     1.45   01/02/02       650,000        650,000
Connecticut State, SPA:
  Bayerische Landesbank
  Girozentrale................     1.50   01/03/02     5,600,000      5,600,000
                                                                  -------------
                                                                      7,250,000
                                                                  -------------
DELAWARE - 0.7%
Delaware County Industrial
  Development Authority,
  Recovery Facility, Series
  G...........................     1.55   01/02/02       900,000        900,000
                                                                  -------------
ILLINOIS - 3.6%
Chicago O'Hare International
  Airport, Second Lien, Series
  B, LOC: Societe Generale....     1.62   01/02/02     4,000,000      4,000,000
Illinois Health Facilities
  Authority, St. Lukes Medical
  Center Obligation, Series B,
  SPA: First National Bank,
  Insurer: MBIA...............     1.60   01/02/02       500,000        500,000
                                                                  -------------
                                                                      4,500,000
                                                                  -------------
IOWA - 0.6%
Iowa Higher Education Loan
  Authority Revenue Bond,
  Higher Education Facilities,
  St. Ambrose University, LOC:
  Wells Fargo Bank NA.........     1.75   01/03/02       800,000        800,000
                                                                  -------------
KENTUCKY - 0.8%
Kentucky Economic Development
  Finance Authority, Baptist
  Healthcare, Series C, LOC:
  National City Bank Kentucky,
  Insurer: MBIA...............     1.90   01/02/02     1,000,000      1,000,000
                                                                  -------------
LOUISIANA - 2.7%
Ascension Parish Pollution
  Control Revenue Bond, SPA:
  Credit Suisse First
  Boston......................     1.67   01/02/02     3,400,000      3,400,000
                                                                  -------------
MARYLAND - 3.2%
Maryland State Health & Higher
  Educational Facilities
  Authority, Pooled Loan
  Program, Series A, LOC: Bank
  One Trust Company...........     1.55   01/02/02     4,000,000      4,000,000
                                                                  -------------
MASSACHUSETTS - 6.4%
Massachusetts Health &
  Educational Facilities
  Authority, Cap Asset
  Program, Series C...........     1.80   01/02/02     2,025,000      2,025,000
Massachusetts State, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale................     1.50   01/03/02     5,900,000      5,900,000
                                                                  -------------
                                                                      7,925,000
                                                                  -------------
MICHIGAN - 0.7%
Michigan Strategic Fund
  Pollution Control Revenue
  Bond, Consumers Power
  Project, LOC: Barclays Bank
  Plc, Insurer: AMBAC.........     1.90   01/02/02       900,000        900,000
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE

-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
MINNESOTA - 2.3%
Hennepin County, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale................     1.60%  01/03/02   $   640,000  $     640,000
Minneapolis, Convention
  Center, SPA: Bayerische Hypo
  und Verinsbank..............     1.60   01/03/02       600,000        600,000
Minneapolis, Series A, SPA:
  Bayerische Hypo und
  Verinsbank..................     1.60   01/03/02       670,000        670,000
Minneapolis, Series B, SPA:
  Bayerische Hypo und
  Verinsbank..................     1.60   01/03/02       300,000        300,000
North Suburban Hospital
  District of Anoka & Ramsey
  Counties, Health Center,
  LOC: Wells Fargo Bank NA....     1.70   01/02/02       600,000        600,000
                                                                  -------------
                                                                      2,810,000
                                                                  -------------
MISSOURI - 2.3%
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, Series A, LOC:
  Morgan Guaranty Trust.......     1.90   01/02/02     1,700,000      1,700,000
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, Series B, SPA:
  Morgan Guaranty Trust.......     1.90   01/02/02     1,200,000      1,200,000
                                                                  -------------
                                                                      2,900,000
                                                                  -------------
NEVADA - 0.6%
Clark County School District,
  Series A, SPA: State Street
  Bank & Trust Co., Insurer:
  FSA.........................     1.85   01/02/02       800,000        800,000
                                                                  -------------
NEW MEXICO - 0.9%
Hurley Pollution Control
  Revenue Bond................     1.90   01/02/02     1,100,000      1,100,000
                                                                  -------------
NEW YORK - 9.2%
New York Local Government
  Assistance Corporation,
  Series E, LOC: Societe
  Generale....................     1.55   01/02/02     5,900,000      5,900,000
New York State Dormitory
  Authority Revenue Bonds,
  Memorial Sloan-Kettering
  Cancer Center, Series B,
  LOC: Chase Manhattan Bank...     1.90   01/02/02     1,000,000      1,000,000
New York State Dormitory
  Authority Revenue Bonds,
  Memorial Sloan-Kettering
  Cancer Center, Series C,
  LOC: Chase Manhattan Bank...     1.55   01/02/02     1,000,000      1,000,000
New York State Energy Research
  & Development Authority,
  LOC: Bank One N.A...........     1.80   01/02/02       900,000        900,000
New York, SPA Insurer: FGIC...     1.80   01/02/02     2,700,000      2,700,000
                                                                  -------------
                                                                     11,500,000
                                                                  -------------
NORTH CAROLINA - 1.9%
North Carolina Educational
  Facilities Finance Agency,
  Bowman Gray School of
  Medicine Project, LOC:
  Wachovia Bank NA............     1.62   01/03/02     2,400,000      2,400,000
                                                                  -------------
OHIO - 5.2%
Cleveland Income Tax Revenue
  Bond, SPA: Toronto Dominion
  Bank, Insurer: AMBAC........     1.65   01/02/02     4,115,000      4,115,000
Ohio State Air Quality
  Development Authority,
  Cincinnati Gas & Electric,
  Series B, LOC: Barclays Bank
  Plc.........................     1.85   01/02/02     2,400,000      2,400,000
                                                                  -------------
                                                                      6,515,000
                                                                  -------------
PENNSYLVANIA - 0.8%
Lehigh County Industrial
  Development Authority,
  Allegheny Electric Co-op,
  Inc., Series A, LOC:
  Rabobank Nederland..........     1.70   01/02/02       100,000        100,000
Pennsylvania State Higher
  Educational Facilities
  Authority, University of
  Pennsylvania, Series B, LOC:
  Bayerische Landesbank
  Girozentrale................     1.60   01/02/02       900,000        900,000
                                                                  -------------
                                                                      1,000,000
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE

-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
TEXAS - 1.6%
Harris County Health
  Facilities Development
  Authority, Texas Childrens
  Hospital, Series B-1, SPA:
  Morgan Guaranty Trust,
  Insurer: MBIA...............     1.90%  01/02/02   $ 2,000,000  $   2,000,000
                                                                  -------------
VIRGINIA - 1.1%
Peninsula Ports Authority Coal
  Terminal Revenue Bond,
  Dominion Terminal Project,
  Series D, LOC: Barclays Bank
  New York....................     1.90   01/02/02     1,300,000      1,300,000
                                                                  -------------
WASHINGTON - 11.2%
Washington Health Care
  Facilities Authority, Fred
  Hutchinson Cancer Center,
  LOC: Morgan Guaranty
  Trust.......................     1.85   01/02/02       900,000        900,000
                           ...     1.95   01/02/02     1,100,000      1,100,000
Washington Public Power Supply
  System, Series 1A-1, LOC:
  Bank of America NT & SA.....     1.70   01/02/02     5,900,000      5,900,000
Washington State, Series 96 B,
  SPA: Landesbank
  Hessen-Thueringen
  Girozentrale................     1.65   01/02/02     6,000,000      6,000,000
                                                                  -------------
                                                                     13,900,000
                                                                  -------------
WISCONSIN - 4.6%
Wisconsin State Health &
  Education Facilities
  Authority, Aurora Health
  Care, Inc., Series C, LOC:
  Bank One N.A................     1.65   01/02/02       700,000        700,000
Wisconsin State Health &
  Education Facilities
  Authority, Wheaton
  Franciscan Services, LOC:
  Toronto Dominion Bank.......     1.67   01/02/02     5,000,000      5,000,000
                                                                  -------------
                                                                      5,700,000
                                                                  -------------
WYOMING - 3.6%
Lincoln County Pollution
  Control Revenue Bond, Exxon
  Project.....................     1.85   01/02/02     2,300,000      2,300,000
Sublette County Pollution
  Revenue Bond, Exxon
  Project.....................     1.85   01/02/02     2,200,000      2,200,000
                                                                  -------------
                                                                      4,500,000
                                                                  -------------
                                                                     90,200,000
                                                                  -------------
FIXED RATE NOTES - 36.1%
COLORADO - 4.0%
Colorado State General Fund
  Revenue Bond, Tax & Revenue
  Anticipation Notes, Series
  A...........................     2.51   06/28/02     5,000,000      5,023,783
                                                                  -------------
DISTRICT OF COLUMBIA - 2.4%
District of Columbia
  Multimodal Revenue Bonds,
  American National Red Cross,
  LOC: Bank One N.A...........     1.75   01/14/02     3,000,000      3,000,000
                                                                  -------------
GEORGIA - 4.9%
Burke County Development
  Authority, Series 98-A, SPA:
  Rabobank Nederland, Insurer:
  AMBAC.......................     1.75   02/08/02     3,000,000      3,000,000
Municipal Electric Authority
  of Georgia, Series 85-A,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale................     1.65   01/10/02     3,050,000      3,050,000
                                                                  -------------
                                                                      6,050,000
                                                                  -------------
IDAHO - 4.0%
Idaho State, Tax Anticipation
  Notes.......................     2.61   06/28/02     5,000,000      5,027,317
                                                                  -------------
INDIANA - 4.2%
Sullivan Pollution Control
  Revenue Bond, Series L-1,
  Insurer: CFC................     1.60   02/07/02     5,200,000      5,200,000
                                                                  -------------
KANSAS - 3.2%
Burlington Pollution Control
  Revenue Bond, Series C-1....     1.60   02/07/02     4,000,000      4,000,000
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE

-------------------------------------------------------------------------------
FIXED RATE NOTES (CONTINUED)
MINNESOTA - 4.0%
Minnesota School Districts Tax
  & Aid Anticipation Borrowing
  Program Certificates........     2.66%  08/27/02   $ 5,000,000  $   5,019,146
                                                                  -------------
NEBRASKA - 3.6%
Omaha Public Power District,
  Series MG, LOC: Morgan
  Guaranty Trust..............     1.75   01/14/02     4,500,000      4,500,000
                                                                  -------------
UTAH - 4.0%
Salt River Project Agricultral
  Improvement & Power
  District, Series A, LOC:
  Wells Fargo Bank NA.........     1.60   02/07/02     5,000,000      5,000,000
                                                                  -------------
WISCONSIN - 1.8%
Wisconsin State, Series
  98-A........................     1.45   02/12/02     2,200,000      2,200,000
                                                                  -------------
                                                                     45,020,246
                                                                  -------------

                                                       SHARES
                                                     -----------
MUTUAL FUNDS - 0.1%
Goldman Sachs Financial Square
  Tax Free Money Market
  Fund........................                             2,609          2,609
SEI Tax-Exempt Trust Money
  Market Fund.................                            79,336         79,336
                                                                  -------------
                                                                         81,945
                                                                  -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 108.5%                       135,302,191

Other assets and liabilities, net - (8.5%)                          (10,575,062)
                                                                  -------------

NET ASSETS - 100.0%                                               $ 124,727,129
                                                                  =============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

LOC - Letter of Credit

SPA - Standby Purchase Agreement

AMBAC - AMBAC Financial Group, Inc.

FSA - Financial Security Assurance Holdings Ltd.

MBIA - MBIA Insurance Corp.

FGIC - Financial Guaranty Insurance Corporation

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                CASH          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           --------------  --------------  --------------  ---------------  --------------
ASSETS
    Investments, at value
      (Note 1)            $4,677,086,150   $ 584,472,000   $  31,722,127   $ 448,646,041    $ 135,302,191
    Repurchase agreements    350,000,000              --     203,613,843      30,000,000               --
    Cash                       1,823,859              --              --           6,303           56,062
    Interest receivable       25,270,417       2,141,667         317,467       2,056,639          412,498
    Deferred organization
      expense (Note 1)                --             157              --              --               --
    Prepaid expenses              40,963          12,654          11,399           6,218            2,891
                          --------------   -------------   -------------   -------------    -------------
        Total assets       5,054,221,389     586,626,478     235,664,836     480,715,201      135,773,642
                          --------------   -------------   -------------   -------------    -------------
LIABILITIES
    Management fee
      payable (Note 2)           698,853          79,973          36,192          70,458           21,724
    Payable for
      securities
      purchased               61,402,372              --              --              --               --
    Demand note payable               --              --              --              --       11,000,000
    Accrued expenses              27,084          52,769          31,496          36,741           24,789
                          --------------   -------------   -------------   -------------    -------------
        Total liabilities     62,128,309         132,742          67,688         107,199       11,046,513
                          --------------   -------------   -------------   -------------    -------------

NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS               $4,992,093,080   $ 586,493,736   $ 235,597,148   $ 480,608,002    $ 124,727,129
                          ==============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                 CASH             TREASURY         TREASURY PLUS     U.S. GOVERNMENT       MUNICIPAL
                               PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                           -----------------  -----------------  -----------------  -----------------  -----------------
                                                                                                        FOR THE PERIOD
                                                                                                        APRIL 19, 2001
                                                                                                       (COMMENCEMENT OF
                              YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED       OPERATIONS) TO
                           DECEMBER 31, 2001  DECEMBER 31, 2001  DECEMBER 31, 2001  DECEMBER 31, 2001  DECEMBER 31, 2001
                           -----------------  -----------------  -----------------  -----------------  -----------------
INCOME
    Interest and
      dividends            $   125,190,942    $    19,411,366    $    10,044,296    $    16,751,949     $    2,481,823
                           ---------------    ---------------    ---------------    ---------------     --------------
EXPENSES
    Management fees (Note
      2)                         5,328,983            874,532            445,834            735,364            181,466
    Audit                           30,992             14,099             12,230             15,018             10,674
    Transaction fees                 9,298              4,230              3,057              4,505              6,405
    Legal                           24,793              6,345              3,057              6,007              6,405
    Amortization of
      organization
      expenses (Note 1)             10,752              1,526                 --                 --                 --
    Insurance                       20,145              4,230              2,446              3,004              4,270
    Trustees fees and
      expenses                      30,992              5,640              4,892              2,253              4,270
    Miscellaneous                   63,641             11,160              9,172             13,516             13,363
                           ---------------    ---------------    ---------------    ---------------     --------------
        Total expenses           5,519,596            921,762            480,688            779,667            226,853
                           ---------------    ---------------    ---------------    ---------------     --------------

NET INVESTMENT INCOME          119,671,346         18,489,604          9,563,608         15,972,282          2,254,970

NET REALIZED GAIN ON
  INVESTMENTS                      140,072             11,392                 --            341,751                 --
                           ---------------    ---------------    ---------------    ---------------     --------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $   119,811,418    $    18,500,996    $     9,563,608    $    16,314,033     $    2,254,970
                           ===============    ===============    ===============    ===============     ==============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              CASH PORTFOLIO                          TREASURY PORTFOLIO
                                  --------------------------------------    --------------------------------------
                                     YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                    DECEMBER 31,         DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                        2001                 2000                 2001                 2000
                                  -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET
  ASSETS
OPERATIONS
    Net investment income         $    119,671,346     $     71,285,726     $     18,489,604     $     15,018,156
    Net realized gain (loss)
     on investments                        140,072              (67,381)              11,392               10,656
                                  ----------------     ----------------     ----------------     ----------------
        Net increase in net
        assets from operations         119,811,418           71,218,345           18,500,996           15,028,812
                                  ----------------     ----------------     ----------------     ----------------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTEREST
    Contributions                   19,654,580,405        6,903,675,906        1,612,552,942          911,087,188
    Withdrawals                    (15,880,302,876)      (6,958,383,427)      (1,422,266,532)        (727,738,593)
                                  ----------------     ----------------     ----------------     ----------------
        Net increase
        (decrease) from
        investors'
        transactions                 3,774,277,529          (54,707,521)         190,286,410          183,348,595
                                  ----------------     ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS           3,894,088,947           16,510,824          208,787,406          198,377,407
NET ASSETS
    Beginning of period              1,098,004,133        1,081,493,309          377,706,330          179,328,923
                                  ----------------     ----------------     ----------------     ----------------
    End of period                 $  4,992,093,080     $  1,098,004,133     $    586,493,736     $    377,706,330
                                  ================     ================     ================     ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  TREASURY PLUS PORTFOLIO                U.S. GOVERNMENT PORTFOLIO         MUNICIPAL PORTFOLIO
                           -------------------------------------   -------------------------------------   --------------------
                                                                                                              APRIL 19, 2001
                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED         (COMMENCEMENT OF
                             DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,          OPERATIONS)
                                 2001                2000                2001                2000          TO DECEMBER 31, 2001
                           -----------------   -----------------   -----------------   -----------------   --------------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      9,563,608    $     14,633,561    $     15,972,282    $      8,547,744    $        2,254,970
    Net realized gain
      (loss) on
      investments                        --                  --             341,751              (1,280)                   --
                           ----------------    ----------------    ----------------    ----------------    ------------------
        Net increase in
          net assets from
          operations              9,563,608          14,633,561          16,314,033           8,546,464             2,254,970
                           ----------------    ----------------    ----------------    ----------------    ------------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions             1,406,383,027       1,116,620,803       2,058,699,633         875,229,153           266,833,583
    Withdrawals              (1,460,982,426)     (1,133,466,023)     (1,781,018,669)       (828,480,885)         (144,361,424)
                           ----------------    ----------------    ----------------    ----------------    ------------------
        Net increase
          (decrease) from
          investors'
          transactions          (54,599,399)        (16,845,220)        277,680,964          46,748,268           122,472,159
                           ----------------    ----------------    ----------------    ----------------    ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 (45,035,791)         (2,211,659)        293,994,997          55,294,732           124,727,129
NET ASSETS
    Beginning of period         280,632,939         282,844,598         186,613,005         131,318,273                    --
                           ----------------    ----------------    ----------------    ----------------    ------------------
    End of period          $    235,597,148    $    280,632,939    $    480,608,002    $    186,613,005    $      124,727,129
                           ================    ================    ================    ================    ==================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                               SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                       ANNUALIZED RATIOS TO AVERAGE
                                                NET ASSETS
                                      ------------------------------
                                                              NET       NET ASSETS
                                                   NET      EXPENSES      END OF
                             TOTAL      NET     INVESTMENT   BEFORE       PERIOD
                           RETURN(1)  EXPENSES    INCOME     WAIVER   (000S OMITTED)
                           ---------  --------  ----------  --------  --------------
CASH PORTFOLIO
    2001                      4.26%     0.18%       3.83%       --%    $4,992,093
    2000                      6.34      0.19        6.34        --      1,098,004
    1999                      5.16      0.19        5.14        --      1,081,493
    1998                      5.49      0.15        5.47      0.19        793,200
    1997                      5.52      0.16        5.51      0.19      1,384,848
TREASURY PORTFOLIO
    2001                      3.80      0.18        3.60        --        586,494
    2000                      5.71      0.20        5.72        --        377,706
    1999                      4.51      0.21        4.49        --        179,329
    1998                      4.66      0.26        4.74        --        114,726
    1997 (A)                  5.14      0.29        5.06        --         73,916
TREASURY PLUS PORTFOLIO
    2001                      3.72      0.18        3.64        --        235,597
    2000                      6.04      0.20        6.03        --        280,633
    1999 (B)                  4.79      0.21        4.78        --        282,845
U.S. GOVERNMENT
  SECURITIES PORTFOLIO
    2001                      4.03      0.18        3.70        --        480,608
    2000                      6.08      0.21        6.06        --        186,613
    1999 (C)                  5.19      0.22        5.15        --        131,318
MUNICIPAL PORTFOLIO
    2001 (D)                  2.14      0.23        1.87        --        124,727

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolios declare no dividends or distributions, so there are no assumed reinvestments during the period.

(A)  Commenced Operations April 2, 1997.

(B)  Commenced Operations January 22, 1999.

(C)  Commenced Operations June 29, 1999.

(D)  Commenced Operations April 19, 2001.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio") and the Merrimac Municipal Portfolio (the "Municipal Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

     F. DEFERRED ORGANIZATION EXPENSE

       Costs incurred by the Cash Portfolio and the Treasury Portfolio in connection with their organization and initial registration were or are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Portfolio.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

       Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and the Government Portfolio, M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio and ABN AMRO Asset Management LLC ("ABN AMRO") serves as sub-adviser to the Municipal Portfolio. For its services as investment sub-adviser to the Cash Portfolio and the Government Portfolio, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000. For its services as investment sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio, M&I receives a monthly fee paid by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio. For its services as investment sub-advisor to the Municipal Portfolio ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule; 0.12% on the first $75,000,000 and 0.10% on the next $75,000,000 in assets; and 0.08% on assets exceeding $150,000,000. The Portfolio does not pay a fee directly to the sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales for the respective Portfolios for the year ended December 31, 2001 were aggregated as follows:

                                                                       COMBINED
                                                                    MATURITIES AND
                                                      PURCHASES          SALES
                                                   ---------------  ---------------
         Cash Portfolio..........................  $34,557,197,824  $30,643,473,354
         Treasury Portfolio......................    4,572,202,524    4,362,120,003
         Treasury Plus Portfolio.................   64,655,366,754   64,700,535,202
         U.S. Government Portfolio...............    5,264,913,317    4,997,324,516
         Municipal Portfolio.....................      550,306,567      414,939,972

(4)   LINE OF CREDIT

       The Portfolios participate in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the Portfolios. The Municipal Portfolio had a balance of $11 million outstanding pursuant to the line of credit at December 31, 2001. The Portfolios did not have any significant borrowings or related interest expenses during the year ended December 31, 2001.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and
Owners of Beneficial Interest of
Merrimac Master Portfolio

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrimac Cash Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio, Merrimac U.S. Government Portfolio and Merrimac Municipal Portfolio, five of the series comprising the Merrimac Master Portfolio (the "Trust") as of December 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. Our responsibility is to express and opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principals used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Merrimac Master Portfolio at December 31, 2001, the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                                     [SIGNATURE]

Boston, Massachusetts
February 8, 2002

             BOARD OF TRUSTEES AND OFFICERS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The following is information regarding the Trustees and Officers of the Merrimac Master Portfolio and the Merrimac Series.

                          POSITIONS HELD                                                       NUMBER OF             OTHER
                          WITH MERRIMAC                                                      PORTFOLIOS IN       TRUSTEESHIPS/
                         MASTER PORTFOLIO     TERM OF OFFICE                                  FUND COMPLEX        POSITION(S)
                             AND THE          AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY           HELD BY
 NAME ADDRESS AND AGE    MERRIMAC SERIES      TIME SERVED(1)       DURING PAST 5 YEARS     TRUSTEE/OFFICER(2)   TRUSTEE/OFFICER
 --------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
 FRANCIS J. GAUL, JR.    Trustee           Merrimac Master       Private Investor July            13           Trustee of the
 200 Clarendon Street,                     Portfolio since       1997 -- present, Vice                         Merrimac Funds
 Boston, Massachusetts                     1996; Merrimac        President and Principal,
 02116                                     Series since 1998     Triad Investment
 Age: 58                                                         Management Company
                                                                 (Registered Investment
                                                                 Adviser) July 1996 --
                                                                 May 1997.
 EDWARD F. HINES, JR.    Trustee           Merrimac Master       Partner 2001 -- present,         13           Trustee of the
 200 Clarendon Street,                     Portfolio since       Hines & Corley, Partner                       Merrimac Funds
 Boston, Massachusetts                     1996; Merrimac        1977 -- 2001, Choate,
 02116                                     Series since 1998     Hall & Stewart.
 Age: 56                                                         Mr. Hines also serves
                                                                 as a profession trustee
                                                                 for several family
                                                                 trusts. In his capacity
                                                                 as trustee of certain of
                                                                 these trusts, Mr. Hines
                                                                 has retained the
                                                                 services of Investors
                                                                 Bank & Trust Company to
                                                                 provide custody services
                                                                 with respect to
                                                                 approximately $800
                                                                 million in assets.
 THOMAS E. SINTON        Trustee           Merrimac Master       Retired, Managing                13           Trustee of the
 200 Clarendon Street,                     Portfolio since       Director, Corporate                           Merrimac Funds
 Boston, Massachusetts                     1996; Merrimac        Accounting Policy, April
 02116                                     Series since 1998     1993 -- October 1996 and
 Age: 69                                                         Consultant, January
                                                                 1993 -- March 1996,
                                                                 Bankers Trust Company.

 INTERESTED TRUSTEE AND OFFICERS(3)
 KEVIN J. SHEEHAN        Trustee           Merrimac Master       Chairman and Chief               13           Trustee of the
 200 Clarendon Street,                     Portfolio since       Executive Officer June                        Merrimac Funds
 Boston, Massachusetts                     1996; Merrimac        1996 -- present,
 02116                                     Series since 1998     Investors Financial
 Age: 50                                                         Services Corp.
 PAUL J. JASINSKI        President,        Merrimac Master       Managing Director,               13           Holds the same
 200 Clarendon Street,   Treasurer and     Portfolio: President  Investors Bank & Trust                        positions with the
 Boston, Massachusetts   Chief Financial   since 1999,           Company, 1990 --                              Merrimac Funds
 02116                   Officer           Treasurer and Chief   present.
 Age: 54                                   Financial Officer
                                           since 1996; Merrimac
                                           Series: President
                                           since 2001,
                                           Treasurer and Chief
                                           Financial Officer
                                           since 1998
 JOHN F. PYNE            Vice President    Since 2000            Manager, Investors               13           Holds the same
 200 Clarendon Street,   and Assistant                           Bank & Trust Company                          positions with the
 Boston, Massachusetts   Treasurer                               2000 -- present.                              Merrimac Funds
 02116                                                           Assistant Treasurer,
 Age: 33                                                         State Street Bank
                                                                 1992 -- 2000.
 DONALD F. COOLEY        Vice President    Merrimac Series       Vice President, Credit            8           Holds the same
 200 Clarendon Street,   of the Merrimac   since 2001            Suisse First Boston                           position with the
 Boston, Massachusetts   Series only                             1999-2000. Vice                               Merrimac Funds
 02116                                                           President, Citicorp
 Age: 38                                                         1988-1998.
 SUSAN C. MOSHER         Secretary         Merrimac Master       Senior Director                  13           Holds the same
 200 Clarendon Street,                     Portfolio since       2001-present, Director                        position with the
 Boston, Massachusetts                     1997; Merrimac        1995-2000, Mutual Fund                        Merrimac Funds
 02116                                     Series since 1998     Administration -- Legal
 Age: 46                                                         Administration,
                                                                 Investors Bank & Trust
                                                                 Company.
 SANDRA I. MADDEN        Assistant         Since 1999            Senior Associate                 13           Holds the same
 200 Clarendon Street,   Secretary                               Counsel, Mutual Fund                          position with the
 Boston, Massachusetts                                           Administration -- Legal                       Merrimac Funds
 02116                                                           Administration,
 Age: 35                                                         Investors Bank & Trust
                                                                 Company, 1999 --
                                                                 present; Associate,
                                                                 Scudder Kemper
                                                                 Investments, Inc.,
                                                                 1996-1999.

--------------------------------------------------------------------------------

(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.
(2)  Fund Complex consists of the Merrimac Master Portfolio, the Merrimac
     Series, and the Merrimac Funds, comprising thirteen series as of December 31, 2001.
(3) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio and the Merrimac Series as defined in the Investment Company Act of 1940, as amended, due to his or her employment with Investors Bank & Trust Company, the investment adviser for the Merrimac Master Portfolio.